Investment Strategy	Aug. 31, 2025
MFS Core Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

A team of investment research analysts selects investments for the fund. MFS generally expects the fund's exposure to broad industry categories to approximate the exposure of the Russell 3000® Index to these broad industry categories using MFS' custom industry categories to classify the fund and the Russell 3000® Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Low Volatility Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer. MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS generally eliminates the most volatile equity securities based on historical volatility as potential investments for the fund. MFS then constructs the portfolio using a portfolio optimization process that considers the blended rating as well as issuer, industry, and sector weightings, volatility, and other factors, with a goal of constructing a portfolio less volatile than the Standard & Poor's 500 Stock Index. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. Volatility is measured by the standard deviation of monthly returns. Volatility generally measures how much the fund's returns have varied over a specified time period.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Low Volatility Global Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS invests the fund’s assets in U.S. and foreign securities, including emerging market securities.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region. MFS generally invests the fund's assets in at least three different countries and invests a percentage of the fund's net assets in securities of foreign issuers equal to at least the lesser of 40% or the percentage of foreign issuers in the MSCI All Country World Index less 15%.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer. MFS uses quantitative analysis to determine a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating. MFS generally eliminates the most volatile equity securities based on historical volatility as potential investments for the fund. MFS then constructs the portfolio using a portfolio optimization process that considers the blended rating as well as issuer, industry, and sector weightings, volatility, and other factors, with a goal of constructing a portfolio less volatile than the MSCI All Country World Index. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers' qualitative assessment of the optimization results. Volatility is measured by the standard deviation of monthly returns. Volatility generally measures how much the fund's returns have varied over a specified time period.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS New Discovery Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS focuses on investing the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with small capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

MFS Research International Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in securities of companies of any size.

In conjunction with a team of investment research analysts, sector leaders select investments for the fund. MFS generally manages the fund to be sector neutral to the MSCI EAFE (Europe, Australasia, Far East) Index using MFS' custom industry and sector categories to classify the fund and the MSCI EAFE (Europe, Australasia, Far East) Index's holdings.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

MFS Technology Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund’s investment adviser)normally invests at least 80% of the fund’s net assets in securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances or improvements. MFS considers an issuer to be principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements if (i) the issuer is included in an index that is representative of such activities; (ii) a third party has given the issuer an industry or sector classification consistent with such activities; or (iii) at least 50% of any issuer’s assets, income, sales, or profits are committed to, or derived from, such activities. These issuers are in such fields as computer systems and software, networking and telecommunications, internet, business services, and electronics.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies) or the stocks of companies it believes are undervalued compared to their perceived worth (value companies). However, companies that benefit from technological advancements and improvements often are growth companies.

MFS may invest the fund’s assets in securities of companies of any size.

MFS may invest the fund’s assets in foreign securities.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS may enter into short sales.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS U.S. Government Cash Reserve Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities. MFS normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities. U.S. Government money market instruments are short-term instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity that pay a fixed, variable, or floating interest rate. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission (SEC) rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 per share price, liquidity, and income.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

MFS Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective June 10, 2026, the following paragraph is added as the first paragraph of this sub-section:

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as such as price-to-book ratio, price-to-earnings ratio, and dividend yield relative to the applicable equity market. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

Effective June 10, 2026, the sentence directly below is deleted in its entirety.

MFS focuses on investing the fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth (value companies).

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

Effective June 10, 2026, the following paragraph is added as the seventh paragraph of this sub-section:

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.